SCHEDULE OF DEFERRED TAX AMOUNT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 834,452	$ 611,344	$ 403,418	$ 329,664
Less: valuation allowance	(834,452)	(611,344)	(403,418)	(329,664)
Net deferred tax asset